13. FUTURE MINIMUM RENTAL INCOME UNDER OPERATING LEASES	6 Months Ended
Jun. 30, 2016
Leases [Abstract]
NOTE 13. FUTURE MINIMUM RENTAL INCOME UNDER OPERATING LEASES

Fincera’s operations include the leasing of commercial property at the Kai Yuan Center. The leases thereon expire at various dates through 2021. The following is a schedule of minimum future rents on non-cancelable operating leases at June 30, 2016:

Year Ending December 31,	Future Minimum Rentals
2016 (six months)	$4,743
2017	5,119
2018	2,317
2019	1,475
2020 and after	1,451
Total	$15,105

There are no contingent rentals as of June 30, 2016.